INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
5. INCOME TAXES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants’ interim effective income tax rates reflect the estimated annual effective income tax rates for 2026 and 2025. These tax rates are affected by estimated annual permanent items, such as AFUDC equity and other flow-through items, as well as certain discrete items.

The following table reconciles the FirstEnergy effective income tax rate to the federal income tax statutory rate for the three months ended March 31, 2026 and 2025:

FirstEnergy	For the Three Months Ended March 31,
(In millions)	2026		2025
	Amount	%	Amount	%
Income before income taxes	$604		$540

Federal statutory income tax	$127	21.0%	$113	21.0%
Federal:
Tax credits	(1)	(0.2)%	(1)	(0.2)%
Nontaxable and Nondeductible:
AFUDC equity income	(7)	(1.2)%	(5)	(0.9)%
AFUDC equity depreciation	1	0.2%	1	0.2%
Tax related to FE’s equity investment in FET	5	0.8%	4	0.7%
Other:
Excess deferred tax amortization	(13)	(2.2)%	(13)	(2.4)%
Federal and state related flow-through	(7)	(1.1)%	(5)	(0.9)%
Other	—	—%	1	0.2%
State and municipal income taxes, net of federal effect (1)	33	5.5%	31	5.6%

Total income taxes (2)	$138	22.8%	$126	23.3%

(1)	Pennsylvania makes up the majority of FirstEnergy’s domestic state income taxes, net of federal effect.
(2)
There were no amounts for the three months ended March 31, 2026, or 2025, related to cross-border tax laws, changes in laws or rates, changes in valuation allowance, changes in unrecognized tax benefits, or foreign tax effects.

The following table reconciles the JCP&L effective income tax rate to the federal income tax statutory rate for the three months ended March 31, 2026 and 2025:

JCP&L	For the Three Months Ended March 31,
(In millions)	2026		2025
	Amount	%	Amount	%
Income before income taxes	$88		$63

Federal statutory income tax	$18	21.0%	$13	21.0%
Federal:
Nontaxable and Nondeductible:
AFUDC equity income	(1)	(1.1)%	(1)	(1.6)%
Other:
Excess deferred tax amortization	(2)	(2.3)%	(1)	(1.6)%
Other	1	1.1%	—	—%
State income taxes, net of federal effect (1)	6	6.8%	5	7.9%

Total income taxes (2)	$22	25.0%	$16	25.4%

(1)	New Jersey makes up JCP&L’s domestic state income taxes, net of federal effect.
(2)
There were no amounts for the three months ended March 31, 2026, or 2025, related to tax credits, cross-border tax laws, changes in laws or rates, changes in valuation allowances, changes in unrecognized tax benefits, or foreign tax effects.

For federal income tax purposes, FirstEnergy files as a consolidated group, which includes JCP&L but excludes FET and its subsidiaries, and maintains an intercompany income tax allocation agreement for the allocation of consolidated tax liability, including corporate AMT. Subsequent to the closing of the FET Equity Interest Sale, FET and its subsidiaries file as their own consolidated group for federal income tax purposes and have their own intercompany income tax allocation agreement.
On February 18, 2026, the U.S. Treasury and IRS issued guidance that allows certain tax repair deductions in computing corporate AMT. As a result of this guidance, FirstEnergy reversed $18 million in corporate AMT credit carryforwards in the first quarter of 2026 related to corporate AMT incurred and paid in prior tax years by both the FirstEnergy consolidated tax group and the FET consolidated tax group, none of which had an impact to the effective tax rate. Both the FirstEnergy consolidated tax group and the FET consolidated tax group remain subject to the corporate AMT, but expect that this allowance for certain tax repair deductions will reduce future corporate AMT liability.
On July 4, 2025, President Trump signed into law the OBBBA, which makes permanent certain corporate tax incentives from the TCJA but are not expected to materially impact FirstEnergy. The OBBBA also accelerates the phase out of tax credits for wind and solar projects and, accordingly, FirstEnergy is evaluating potential impacts those tax credit provisions and related IRS guidance may have on the proposed construction of solar generation facilities in West Virginia, as discussed in Note 8., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants.
During 2025, FERC issued orders to a
non-affiliate
concluding that, based on certain previously issued IRS private letter rulings, certain NOL carryforward deferred tax assets, as computed on a separate return basis, should be included in rate base for ratemaking purposes. FirstEnergy determined in the third quarter of 2025 that these rulings and orders also would apply to certain of its subsidiaries, resulting in a benefit from a reduction in regulatory liabilities, reflected as the remeasurement of excess deferred income taxes and an increase in accumulated deferred income tax assets for ratemaking purposes. FirstEnergy made the appropriate updates in its annual formula rates for the impacted subsidiaries.
FirstEnergy will continue to monitor and evaluate future tax legislation, guidance from the U.S. Treasury and/or the IRS, including guidance related to the corporate AMT, and developments concerning the regulatory treatment of income taxes by FERC and/or applicable state regulatory authorities, that could negatively impact FirstEnergy’s and/or JCP&L’s cash flows, results of operations and financial condition.

6. TAXES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants record income taxes in accordance with the liability method of accounting. Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recognized for tax purposes. Investment tax credits, which were deferred when utilized, are being amortized over the recovery period of the related property. Deferred income tax liabilities related to temporary tax and accounting basis differences and tax credit carryforward items are recognized at the statutory income tax rates in effect when the liabilities are expected to be paid. Deferred tax assets are recognized based on income tax rates expected to be in effect when they are settled.
FE and its subsidiaries, other than FET and its subsidiaries, are parties to an intercompany income tax allocation agreement that provides for the allocation of consolidated tax liabilities. For periods subsequent to the closing of the FET Equity Interest Sale, FET and its subsidiaries are no longer members of the FirstEnergy consolidated group for federal income tax purposes and, instead, file their own consolidated federal income tax return and have their own income tax allocation agreement.
During 2025, FERC issued orders to a
non-affiliate
concluding that, based on certain previously issued IRS private letter rulings, certain NOL carryforward deferred tax assets, as computed on a separate return basis, should be included in rate base for ratemaking purposes. FirstEnergy determined in the third quarter of 2025 that these rulings and orders also would apply to certain of its subsidiaries, resulting in a benefit from a reduction in regulatory liabilities, reflected as the remeasurement of excess deferred income taxes, and an increase in accumulated deferred income tax assets for ratemaking purposes, which will increase overall rate base. FirstEnergy made the appropriate updates in its annual formula rates for the impacted subsidiaries. FirstEnergy will continue to evaluate whether regulatory filings are required in other jurisdictions to implement similar adjustments to NOL carryforward deferred tax assets for ratemaking purposes.
On July 4, 2025, President Trump signed into law the OBBBA, which, among other things, makes permanent certain corporate tax incentives that were set to expire in the TCJA, and terminates tax credits for most wind and solar projects placed in service after 2027. Because many of the provisions of the TCJA will be continued under the OBBBA, and as FirstEnergy is not materially impacted by tax incentives associated with wind and solar projects, FirstEnergy does not expect to be materially impacted by the OBBBA.
On September 30, 2025, the IRS issued additional guidance on the corporate AMT. While FirstEnergy continues to believe, more likely than not, it will be subject to corporate AMT, additional IRS guidance or revised U.S.

Treasury regulations, which are expected to be issued in the future, as well as potential tax legislation or presidential executive orders could provide certain adjustments to regulated utilities in calculating corporate AMT, which may reduce or otherwise significantly change FirstEnergy’s AMT estimates or its conclusions as to whether it is an AMT payer. JCP&L is party to an intercompany income tax allocation agreement with FirstEnergy and, accordingly, may be allocated a share of any corporate AMT paid by the FirstEnergy consolidated tax group. Any adverse developments concerning corporate AMT liability, including guidance from the U.S. Treasury and/or the IRS or unfavorable regulatory treatment by FERC and/or applicable state regulatory authorities, could negatively impact FirstEnergy’s cash flows, results of operations and financial condition.
On March 25, 2024, FirstEnergy closed on the FET Equity Interest Sale realizing an approximate $7 billion tax gain from the combined sale of 49.9% of the equity interests of FET for consideration received and recapture of negative tax basis in FET, a majority of such gain utilizing existing federal NOL carryforwards. In the first quarter of 2024, FirstEnergy recognized a net tax charge of approximately $46 million, comprised of updates to estimated deferred tax liability for the deferred gain from the 19.9% FET equity interest sale in May 2022, deferred tax liability related to its ongoing investment in FET, and valuation allowance associated with the expected utilization of certain state NOL carryforwards impacted by the sale and the PA Consolidation, and recognized a reduction to OPIC of approximately $803 million for federal and state income tax associated with the tax gain from closing on the FET Equity Interest Sale.
The following table provides the composite of income taxes on income from continuing operations of FirstEnergy for the years ended 2025, 2024 and 2023:

INCOME TAXES ON INCOME FROM CONTINUING OPERATIONS—FIRSTENERGY	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Currently payable—
Federal	$58	$32	$14
State	11	29	1

	69	61	15
Deferred, net—
Federal (1)	135	190	279
State	88	130	(24)

	223	320	255
Investment tax credit amortization	(4)	(4)	(3)

Total income taxes on income from continuing operations	$288	$377	$267

(1)	Excludes $21 million of federal tax expense associated with discontinued operations for the year ended December 31, 2023.

The following table provides the composite of income taxes of JCP&L for the years ended 2025, 2024 and 2023:

JCP&L (1)	For the Years Ended December 31,
INCOME TAXES:	2025	2024	2023
	(In millions)
Currently receivable -
Federal	$(36)	$(143)	$(7)
State	—	—	(8)

	(36)	(143)	(15)

Deferred, net -
Federal	108	200	34
State	35	30	14
	143	230	48

Total income taxes	$107	$87	$33

(1)
Previously issued 2024 and 2023 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

Tax rates are affected by permanent items, such as AFUDC equity and other flow-through items, as well as discrete items that may occur in any given period but are not consistent from period to period.
The following tables present a reconciliation of income tax expense at the U.S. federal statutory tax rate to the actual tax expense from continuing operations for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
(In millions)	FirstEnergy		JCP&L
	Amount	%	Amount	%
Income before income taxes	$1,559		$413

Federal statutory income tax	$327	21.0%	$87	21.0%
Federal
Tax credits	(5)	(0.3)%	—	—%
Nontaxable and Nondeductible
AFUDC equity income	(23)	(1.5)%	(6)	(1.4)%
AFUDC equity depreciation	4	0.3%	—	—%
Tax related to FE’s equity investment in FET	13	0.8%	—	—%
Changes in valuation allowances	3	0.2%	—	—%
Other
Excess deferred tax amortization	(42)	(2.7)%	(1)	(0.2)%
Remeasurement of excess deferred income taxes	(70)	(4.5)%	—	—%
Federal and state related flow-through	(37)	(2.4)%	(2)	(0.5)%
Deferred taxes associated with FET equity interest sale	6	0.4%	—	—%
Other	2	0.1%	—	—%
Changes in unrecognized tax benefits	1	0.1%	—	—%
State and municipal income taxes, net of federal effect (1)(2)	109	7.0%	29	7.0%

Total income taxes (3)	$288	18.5%	$107	25.9%

(1)
Valuation allowances have been established for certain state NOL carryforwards that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state inc ome taxes, net of federal effect, are Pennsylvania for FirstEnergy and New Jersey for JCP&L.
(3)	There were no amounts for the year ended December 31, 2025 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, or foreign tax effects.

	For the Year Ended December 31, 2024
(In millions)	FirstEnergy		JCP&L (4)
	Amount	%	Amount	%
Income before income taxes	$1,504		$329

Federal statutory income tax	$316	21.0%	$69	21.0%
Federal
Tax credits	(6)	(0.4)%	—	—%
Nontaxable and Nondeductible				—%
AFUDC equity income	(13)	(0.9)%	(1)	(0.3)%
AFUDC equity depreciation	1	0.1%	—	—%
Nondeductible SEC and OAG Settlements	27	1.8%	—	—%
Tax related to FE’s equity investment in FET	16	1.1%	—	—%
Changes in valuation allowances	1	0.1%	—	—%
Other
Excess deferred tax amortization	(52)	(3.5)%	(4)	(1.3)%
Remeasurement of excess deferred income taxes	(43)	(2.9)%	—	—%
Federal and state related flow-through	(18)	(1.2)%	—	—%
Deductions associated with certain equity investments	(19)	(1.3)%	—	—%
Deferred taxes associated with FET equity interest sale	6	0.4%	—	—%
Other	6	0.4%	—	—%
State and municipal income taxes, net of federal effect (1) (2)	155	10.3%	23	7.0%

Total income taxes (3)	$377	25.1%	$87	26.4%

(1)
Valuation allowances have been established for certain state NOL carryforwards that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state income taxes, net of federal effect, are Pennsylvania and West Virginia for FirstEnergy; and New Jersey for JCP&L.
(3)
There were no amounts for the year ended December 31, 2024 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, foreign tax effects, or changes in unrecognized tax benefits.

(4)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

	For the Year Ended December 31, 2023
(In millions)	FirstEnergy		JCP&L (4)
	Amount	%	Amount	%
Income from continuing operations, before income taxes	$1,464		$158

Federal statutory income tax	$307	21.0%	$33	21.0%
Federal
Tax credits	(6)	(0.4)%	—	—%
Nontaxable and Nondeductible
AFUDC equity income	(9)	(0.6)%	(1)	(0.6)%
AFUDC equity depreciation	6	0.4%	—	—%
Changes in valuation allowances	(33)	(2.3)%	—	—%
Other
Excess deferred tax amortization	(46)	(3.1)%	(4)	(2.6)%
Federal and state related flow-through	(27)	(1.8)%	—	—%
Deferred taxes associated with FET equity interest sale	58	4.0%	—	—%
Other	9	0.6%	(1)	(0.6)%
Changes in unrecognized tax benefits	41	2.8%	(28)	(17.8)%
State and municipal income taxes, net of federal effect (1)(2)	(33)	(2.3)%	34	21.5%

Total income taxes on income from continuing operations	$267	18.2%	$33	20.9%

(1)
Valuation allowances have been established for certain state NOL carryforwards at FirstEnergy that reduce deferred tax assets to an amount that will be realized on a more-likely-than-not
basis. The net change in the total valuation allowance is included in state income tax, net of federal income tax effect, in the above tables.

(2)	Jurisdictions that make up the majority of the Registrants’ respective domestic state income taxes, net of federal effect, are Pennsylvania and West Virginia for FirstEnergy; and New Jersey for JCP&L.
(3)	There were no amounts for the year ended December 31, 2023 at FirstEnergy or JCP&L related to cross-border tax laws, changes in laws or rates, or foreign tax effects
(4)
Previously issued 2023 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

Net accumulated deferred income tax liabilities (assets) as of December 31, 2025 and 2024, are as follows:

FirstEnergy	As of December 31,
(In millions)	2025	2024
Property basis differences	$6,579	$6,079
Pension and OPEB	(249)	(322)
Regulatory asset/liability	732	744
Loss carryforwards and tax credits	(920)	(762)
Valuation allowances	245	240
Other	(355)	(366)

Net accumulated deferred income tax liability	$6,032	$5,613

JCP&L (1)	As of December 31,
(In millions)	2025	2024
Property basis differences	$1,330	$1,167
Pension and OPEB	(78)	(99)
Regulatory asset/liability	366	296
Loss and credit carryforwards	(199)	(116)
Nuclear fuel disposal costs	(66)	(59)
Other	(5)	3

Net accumulated deferred income tax liability	$1,348	$1,192

(1)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

FirstEnergy has recorded as deferred income tax assets the effect of federal NOLs and tax credits that will more likely than not be realized through future operations and through the reversal of existing temporary differences. As of December 31, 2025, FirstEnergy’s loss carryforwards primarily consisted of approximately $2.2 billion ($454 million, net of tax) of federal NOL carryforwards, none of which have an expiration, but are subject to usage limitations in any single taxable year, and $18 million of corporate AMT credit carryforwards, which have no expiration.
The
 table below summarizes FirstEnergy’s
pre-tax
NOL carryforwards and their respective anticipated expirations for state and local income tax purposes of approximately $
13.7
 billion ($
447
 million, net of tax), of which approximately $
5.2
 billion ($
226
 million, net of tax) is expected to be utilized based on current estimates and assumptions. The ultimate utilization of these state and local NOLs may be impacted by statutory limitations on the use of NOLs imposed by state and local tax jurisdictions, changes in statutory tax rates, and changes in business which, among other things, impact both future profitability and the manner in which future taxable income is ap portion
ed to various state and local tax jurisdictions.

Expiration Period (FirstEnergy)	State	Local
	(In millions)
2026-2030	$1,658	$6,161
2031-2035	1,168	—
2036-2040	1,026	—
2041-2045	1,216	—
Indefinite	2,451	—

	$7,519	$6,161

JCP&L
has recorded as deferred income tax assets the effect of NOLs and tax credits that will more likely than not be realized through future operations and through the reversal of existing temporary differences. As of December 31, 2025, JCP&L’s loss carryforwards consisted primarily of approximately $299 million ($63 million, net of tax) of federal NOL carryforwards, none of which have an expiration, but are subject to usage limitations in any single taxable year, and approximately $1.9 billion ($135 million, net of tax) of state NOL carryforwards that are expected to be utilized based on current estimates and assumptions prior to expiration, which will begin in 2032.
The following table summarizes the changes in valuation allowances on federal, state, and local deferred tax assets related to business interest expense carryforwards and employee compensation deduction limitations under section 162(m), in addition to state and local NOLs d
isc
ussed above for the years ended December 31, 2025, 2024 and 2023:

FirstEnergy (In millions)	2025	2024	2023
Beginning of year balance	$240	$226	$440
Charged to income	5	14	(214)
Charged to other accounts	—	—	—
Write-offs	—	—	—

End of year balance	$245	$240	$226

The Registrants account for uncertainty in income taxes recognized in its financial statements. A recognition threshold and measurement attribute are utilized for financial statement recognition and measurement of tax positions taken or expected to be taken on the tax return. If ultimately recognized in future years, all of the unrecognized income tax benefits would impact the effective tax rate.
The

following table summarizes the changes (gross) in uncertain tax positions for the years ended December
31
,
2025
,
2024
and
2023
:

(In millions)	FirstEnergy	JCP&L
Balance, January 1, 2023	$42	$25
Prior year increases	88	—
Effectively settled with taxing authorities	(24)	(24)
Decrease for lapse in statute	(1)	—

Balance, December 31, 2023	$105	$1
Prior year increases	—	—
Effectively settled with taxing authorities	—	—
Decrease for lapse in statute	—	—

Balance, December 31, 2024	$105	$1
Prior years increases	—	—
Effectively settled with taxing authorities	—	—
Decrease for lapse in statute	—	—

Balance, December 31, 2025	$105	$1

The Registrants recognize interest expense or income and penalties related to uncertain tax positions in income taxes by applying the applicable statutory interest rate to the difference between the tax position recognized and the amount previously taken, or expected to be taken, on the tax return. The Registrants include interest expense or income and penalties in the provision for income taxes. Due to uncertain tax positions that were effectively settled with tax authorities during 2023, approximately $9 million in net interest was reversed at JCP&L. During 2025, the Registrants recognized an immaterial amount of interest associated with their unrecognized tax benefits, and their respective cumulative net interest payable balance as of December 31, 2025 was also not material.
FirstEnergy’s consolidated federal income tax returns for years 2022 and forward remain open to potential IRS examination. JCP&L is a party to the FirstEnergy consolidated group for federal income taxes, and as a result, is included in FirstEnergy’s consolidated federal income tax returns. FET and subsidiaries are parties to their own consolidated federal income tax return for the period starting in 2024 subsequent to the closing of the FET Equity Interest Sale, and such return remains open to potential IRS examination. Prior to the FET Equity Interest Sale, FET and its subsidiaries were also parties to the FirstEnergy consolidated group for federal income taxes. FirstEnergy’s state and local income tax returns remain open to potential examination in various jurisdictions from 2021 and forward. JCP&L’s state income tax re tur
n in New Jersey remains open to potential examinations from 2021 and forward.

Income taxes paid, net of refunds, for the years ended December
31
,
2025
,
2024
and
2023
, are as follows:

	For the Years Ended December 31,
	FirstEnergy			JCP&L
(In millions)	2025	2024	2023	2025	2024	2023
Federal payments (receipts)
Internal Revenue Service	$48	$146	$49	$(15)	$(93)	$(11)

Total Federal	48	146	49	(15)	(93)	(11)
State & Municipal payments (receipts)
New Jersey	—	(8)	—	—	(8)	—
Pennsylvania	21	21	8	—	—	—
Other	4	2	1	—	—	—

Total State & Municipal	25	15	9	—	(8)	—

Total Income Taxes Paid (net of Refunds)	$73	$161	$58	$(15)	$(101)	$(11)

General Taxes
General tax expense for the years ended December 31, 2025, 2024 and 2023, recognized in continuing operations is summarized as follows:

FirstEnergy (In millions)	For the Years Ended December 31,
	2025	2024	2023
kWh excise	$189	$186	$185
State gross receipts	278	247	235
Real and personal property	735	642	615
Social security and unemployment	126	113	113
Other	17	24	16

Total general taxes	$1,345	$1,212	$1,164

JCP&L (In millions)	For the Years Ended December 31,
	2025	2024	2023
Real and personal property	$7	$6	$7
Social security and unemployment	16	15	14

Total general taxes	$23	$21	$21